Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates, judgments and assumptions in these consolidated financial statements include: estimates related to revenue recognition; estimates related to refundable tax credits; provision for uncollectible receivables related to merchant cash advances and chargebacks on Shopify Payments transactions that are unrecoverable from merchants; recoverability of deferred tax assets; fair values of assets and liabilities acquired in business combinations; fair value of acquired intangible assets; capitalization of software development costs; estimated useful lives of property and equipment and intangible assets; estimates relating to the recoverability of lease inducements; and assumptions used when employing the Black-Scholes valuation model to estimate the fair value of stock-based awards. Actual results may differ from the estimates made by management.

Revenue Recognition

The Company’s sources of revenue consist of subscription solutions and merchant solutions. Arrangements with merchants do not provide the merchants with the right to take possession of the software supporting the Company’s hosting platform at any time and are therefore accounted for as service contracts. The Company’s subscription service contracts do not provide for refunds or any other rights of return to merchants in the event of cancellations.
The Company recognizes revenue when all of the following criteria are met:
•There is persuasive evidence of an arrangement;
•The services have been or are being provided to the merchant;
•The amount of fees to be paid by the merchant is fixed or determinable; and
•The collection is reasonably assured.

The Company follows the guidance provided in ASC 605-45, Principal Agent Considerations for determining whether the Company should recognize revenue based on the gross amount billed to a merchant or the net amount retained. This determination is a matter of judgment that depends on the facts and circumstances of each arrangement. The Company recognizes revenue from Shopify Shipping and the sales of Apps on a net basis as it has been determined that the Company is the agent in the arrangement with merchants. All other revenue is reported on a gross basis, as the Company has determined it is the principal in the arrangement, in that it is the primary obligor for providing services and assumes the risk of any loss or changes in costs.

Sales taxes collected from merchants and remitted to government authorities are excluded from revenue.

The Company's arrangements can include multiple elements, which may consist of some or all of the Company's subscription solutions. When multiple-element arrangements exist, the Company evaluates whether these individual deliverables should be accounted for as separate units of accounting or one single unit of accounting. In order to treat deliverables in a multiple-element arrangement as separate units of accounting, the delivered item or items must have standalone value upon delivery. A delivered item has standalone value to the customer when either (1) any vendor sells that item separately or (2) the customer could resell that item on a standalone basis. Each of the Company's subscription solutions have standalone value, as the solutions are sold separately. Accordingly, the Company considers the separate units of accounting in multiple deliverable arrangements to be the subscription fees, themes, apps and domain names. When multiple deliverables included in an arrangement are separable into different units of accounting, the arrangement consideration is allocated to the identified separate units of accounting based on their relative selling price. Multiple-element arrangement accounting guidance provides a hierarchy to use when determining the relative selling price for each unit of accounting. Vendor-specific objective evidence (VSOE) of selling price, based on the price at which the item is regularly sold by the vendor on a standalone basis, should be used if it exists. If VSOE of selling price is not available, third-party evidence (TPE) of selling price is used to establish the selling price if it exists. The Company has not established VSOE for its subscription solutions due to lack of pricing consistency, the introduction of new services and other factors. The Company has also concluded that TPE of selling price is not a practical alternative due to differences in the Company's service offerings compared to other parties and the availability of relevant third-party pricing information. Accordingly, the Company uses its best estimate of selling price (BESP) to determine the relative selling price for our subscription solutions.

The Company determined BESP by considering our overall pricing objectives and market conditions. Significant pricing practices taken into consideration for our subscription solutions include discounting practices, the size and volume of our transactions, the customer demographic, the geographic area where services are sold, price lists, our go-to-market strategy, historical standalone sales and contract prices. The determination of BESP is made through consultation with and approval by our management, taking into consideration our go-to-market strategy. As the Company's go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative selling prices.

Subscription Solutions

Subscription revenue is recognized on a ratable basis over the contractual term. The terms range from monthly, annual or multi-year subscription terms. Revenue recognition begins on the date that the Company’s service is made available to the merchant. Payments received in advance of services being rendered are recorded as deferred revenue and recognized on a ratable basis over the requisite service period.

The Company also sells separately priced Themes and Apps to merchants for which revenue is recognized at the time of the sale. The right to use domain names is also sold separately and is recognized on a ratable basis over the contractual term, which is generally an annual term. Revenue from Themes, as well as Apps and Domains have been classified within Subscription solutions on the basis that they are typically sold at the time the merchant enters into the subscription services arrangement or because they are charged on a recurring basis.

Merchant Solutions

The Company generates merchant solutions revenue by providing additional value to merchants to increase their use of the platform. The majority of its merchant solutions revenue is from fees that it charges merchants on their customer orders processed through Shopify Payments. The Company also derives merchant solutions revenue relating to Shopify Shipping, Shopify Capital, other transaction services and referral fees, as well as from the sale of Point-of-Sale (POS) hardware. For the sale of POS hardware, revenue is recognized when title passes to the merchant, in accordance with the shipping terms. Revenues earned from Shopify Payments, Shopify Shipping, other transaction services, and referral fees are recognized at the time of the transaction. The Company offers Shopify Capital, a merchant cash advance (MCA) program to eligible merchants. The Company applies underwriting criteria prior to purchasing the eligible merchant's future receivables to help ensure collectibility. Under Shopify Capital, the Company purchases a designated amount of future receivables at a discount. The purchase price is paid to the merchant at the time the MCA is entered into, and the merchant remits a fixed percentage of their daily sales until the outstanding balance has been fully remitted.  As cash remittances are collected by the Company, a portion is recognized ratably as a reduction to the merchant's receivable balance, and a portion, which is related to the discount, is recognized ratably as merchant solutions revenue.

Cost of Revenues

The Company’s cost of revenues consists of payments for Themes and Domain registration, credit card fees, hosting infrastructure costs, an allocation of costs incurred by both the operations and support functions, and amortization of capitalized software development costs. In addition, included in the cost of merchant solutions are costs associated with credit card processing, and the cost of POS hardware.

Software Development Costs

Research and development costs are generally expensed as incurred. These costs primarily consist of personnel and related expenses, contractor and consultant fees, stock-based compensation, and corporate overhead allocations, including depreciation.

The Company capitalizes certain development costs incurred in connection with its internal use software. These capitalized costs are related to the development of its software platform that is hosted by the Company and accessed by its merchants on a subscription basis as well as material internal infrastructure software. Costs incurred in the preliminary stages of development are expensed as incurred. The Company capitalizes all direct and incremental costs incurred during the application development phase, until such time when the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing.

The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Capitalized costs are recorded as part of intangible assets in the consolidated balance sheets and are amortized on a straight-line basis over their estimated useful lives of two or three years. Maintenance costs are expensed as incurred.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs included in sales and marketing expenses during the years ended December 31, 2017 and 2016 were $92,031 and $58,348 respectively.

Operating Leases

The total payments and costs associated with operating leases, including leases that contain lease inducements and uneven payments, are aggregated and amortized on a straight-line basis over the initial lease term of each respective agreement.

Stock-Based Compensation

The accounting for stock-based awards is based on the fair value of the award measured at the grant date. Accordingly, stock-based compensation cost is recognized in the Consolidated Statements of Operations and Comprehensive Loss as an operating expense over the requisite service period.

The fair value of stock options is determined using the Black-Scholes option-pricing model, single option approach. An estimate of forfeitures is applied when determining compensation expense. The Company determines the fair value of stock option awards on the date of grant using assumptions regarding expected term, share price volatility over the expected term of the awards, risk-free interest rate, and dividend rate. All shares issued under the Company's Fourth Amended and Restated Stock Option Plan (the "Legacy Option Plan") and the new Stock Option Plan (the "Stock Option Plan") are from treasury.

The fair value of restricted share units (RSUs) is measured using the fair value of the Company's shares as if the RSUs were vested and issued on the grant date. An estimate of forfeitures is applied when determining compensation expense. All shares issued under the Company's Long Term Incentive Plan (LTIP) are from treasury.

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized.

The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the consolidated financial statements. The Company classifies accrued interest and penalties related to liabilities for income taxes in income tax expense.

Earnings Per Share

Basic earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of shares of common stock outstanding during the year.

Diluted earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of shares of common stock outstanding during the year, plus the effect of dilutive potential common stock outstanding during the year. This method requires that diluted earnings per share be calculated (using the treasury stock method) as if all dilutive potential common stock had been exercised at the latest of the beginning of the year or on the date of issuance, as the case may be, and that the funds obtained thereby (plus an amount equivalent to the unamortized portion of related stock-based compensation costs) be used to purchase common stock of the Company at the average fair value of the common stock during the year.

Foreign Currency Transactions

The functional and reporting currency of the Company and its subsidiaries is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are re-measured to United States dollars using the exchange rates at the consolidated balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are measured in United States dollars using historical exchange rates. Revenues and expenses are measured using the actual exchange rates prevailing on the dates of the transactions. Gains and losses resulting from re-measurement are recorded in the Company’s Consolidated Statements of Operations and Comprehensive Loss as Foreign exchange gain (loss), with the exception of foreign exchange forward contracts used for hedging which are re-measured in Other Comprehensive Income (Loss) and the gain (loss) is then reclassified into earnings to either cost of revenue or operating expenses in the same period, or period, during which the hedged transaction affects earnings.

Cash and Cash Equivalents

The Company considers all short term highly liquid investments purchased with original maturities at their acquisition date of three months or less to be cash equivalents.

Marketable Securities

The Company’s marketable securities consist of U.S. and Canadian federal agency bonds, U.S. term deposits, corporate bonds and money market funds, and mature within 12 months from the date of purchase. Marketable securities are classified as held-to-maturity at the time of purchase and this classification is re-evaluated as of each consolidated balance sheet date. Held-to-maturity securities represent those securities that the Company has both the intent and ability to hold to maturity and are carried at amortized cost, which approximates their fair market value. Interest on these securities, as well as amortization/accretion of premiums/discounts, are included in interest income. All investments are assessed as to whether any unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely the Company will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value determined to be other than temporary are determined based on the specific identification method and are reported in other income (expense) in the Consolidated Statements of Operations and Comprehensive Loss.

Fair Value Measurements

The carrying amounts for cash and cash equivalents, marketable securities, trade and other receivables, merchant cash advances receivable, foreign exchange contracts, trade accounts payable and accruals, and employee related accruals approximate fair value due to the short-term maturities of these instruments.

The Company measures the fair value of its financial assets and liabilities using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Inventory

The Company holds inventory related to its POS hardware. Inventories are stated at the lower of cost or net realizable value. Inventories are written down for estimated obsolescence equal to the difference between inventory cost and estimated net realizable value based on a combination of historical usage and assumptions based on expected usage related to estimated future merchant and market demands. The Company utilizes the first-in, first-out (FIFO) method for determining the cost of inventories.

Derivatives and Hedging

The majority of the Company's derivative products are foreign exchange forward contracts which are designated as cash flow hedges consisting of foreign currency forecasted revenue, cost of revenue and operating expenses. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counter parties. The Company may hold foreign exchange forward contracts to mitigate the risk of future foreign exchange rate volatility related to future Canadian dollar (CAD) denominated costs and current and future obligations.

The Company's foreign currency forward contracts generally have maturities of twelve months or less. The critical terms match method is used when the key terms of the hedging instrument and that of the hedged item are aligned; therefore, the changes in fair value of the forward contracts are recorded in accumulated other comprehensive income (AOCI). The effective portion of the gain or loss on each forward contract is reported as a component of AOCI and reclassified into earnings to either cost of revenue or operating expense in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of the gains or losses, if any, is recorded immediately in other income (expense).

For hedges that do not qualify for the critical terms match method of accounting, a formal assessment is performed to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, matures, is terminated or sold, if a hedged forecasted transaction is no longer probable of occurring, or if the Company removes the derivative's hedge designation. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified into earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring.

In addition, the Company has a master netting agreement with each of the Company's counterparties, which permits net settlement of multiple, separate derivative contracts with a single payment. The Company presents its derivative instruments on a net basis in the consolidated financial statements.

Provision for Uncollectible Receivables Related to MCAs

Merchant cash advance receivables represents the aggregate amount of MCA related receivables owed by merchants as of the consolidated balance sheet date, net of an allowance for uncollectible amounts. The Company estimates the allowance based on an assessment of various factors, including historical trends, merchants' gross merchandise volume, and other factors that may affect the merchants' ability to make future payments on the receivables. Additions to the allowance are reflected in current operating results, while charges against the allowance are made when losses are incurred. These additions are classified within general and administrative expenses on the Consolidated Statements of Operations and Comprehensive Loss. Recoveries are reflected as a reduction in the allowance for uncollectible receivables related to MCAs when the recovery occurs.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Computer equipment is depreciated over the shorter of three years or their estimated useful lives while office furniture and equipment are depreciated over four years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of their associated leases, which range from three to thirteen years.

The carrying values of property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset to the net carrying value of the asset. If the estimated undiscounted future cash flows associated with the asset are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.

Intangible Assets

Intangible assets are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets. Purchased software, acquired technology, acquired customer relationships, and capitalized software development costs are amortized into cost of revenues and operating expenses over a two or three year period, depending on the nature of the asset.

The carrying values of intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset to the net carrying value of the asset. If the estimated undiscounted future cash flows associated with the asset are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually. Should certain events or indicators of impairment occur between annual impairment tests, the Company will perform the impairment test as those events or indicators occur. Examples of such events or circumstances include the following: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s fair value; a significant adverse change in the business climate; and slower growth rates.

Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. The qualitative assessment considers the following factors: macroeconomic conditions, industry and market considerations, cost factors, overall company financial performance, events affecting the reporting unit, and changes in the Company’s fair value. If the reporting unit does not pass the qualitative assessment, the Company carries out a two-step test for impairment of goodwill. The first step of the test compares the fair value of the reporting unit with the carrying value of its net assets. If the fair value of the reporting unit is greater than its carrying value, no impairment results. If the fair value of the reporting unit is less than its carrying value, the Company performs the second step of the test for impairment of goodwill. During the second step of the test, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying value of that goodwill. If the implied fair value of goodwill is less than the carrying value, an impairment charge would be recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company has one reporting unit and evaluates goodwill for impairment at the entity level.

Business Combinations

The Company follows the acquisition method to account for business combinations in accordance with ASC 805, Business Combinations. The acquisition method of accounting requires that assets acquired and liabilities assumed be recorded at their estimated fair values on the date of a business acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded in the consolidated statements of operations and comprehensive loss.

Segment Information

The Company’s chief operating decision maker (CODM) is a function comprised of two executives, specifically the Chief Executive Officer and the Chief Financial Officer. The CODM is the highest level of management responsible for assessing Shopify’s overall performance, and making operational decisions such as resource allocations related to operations, product prioritization, and delegations of authority. Management has determined that the Company operates in a single operating and reportable segment.

Concentration of Credit Risk

The Company’s cash and cash equivalents, marketable securities, trade and other receivables, merchant cash advances receivable, and foreign exchange derivative products subject the Company to concentrations of credit risk. Management mitigates this risk associated with cash and cash equivalents by making deposits and entering into foreign exchange derivative products only with large banks and financial institutions that are considered to be highly credit worthy. Management mitigates the risks associated with marketable securities by adhering to its investment policy, which stipulates minimum rating requirements, maximum investment exposures and maximum maturities. Due to the Company’s diversified merchant base, there is no particular concentration of credit risk related to the Company’s trade and other receivables and merchant cash advances receivable. Trade and other receivables and merchant cash advances receivable are monitored on an ongoing basis to ensure timely collection of amounts. The Company has mitigated some of the risks associated with Shopify Capital by entering into an agreement with a third party to insure merchant cash advances offered by Shopify Capital. There are no receivables from individual merchants accounting for 10% or more of revenues or receivables.

Interest Rate Risk

Certain of the Company’s cash, cash equivalents and marketable securities earn interest. The Company’s trade and other receivables, accounts payable and accrued liabilities and lease liabilities do not bear interest. The Company is not exposed to material interest rate risk.

Foreign Exchange Risk

The Company’s exposure to foreign exchange risk is primarily related to fluctuations between the Canadian Dollar (CAD) and the USD. The Company is exposed to foreign exchange fluctuations on the revaluation of foreign currency assets and liabilities. The Company uses foreign exchange derivative products to manage the impact of foreign exchange fluctuations. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counter parties.

While the majority of the Company's revenues are denominated in USD, a significant portion of operating expenses are incurred in CAD. As a result, earnings are adversely affected by an increase in the value of the CAD relative to the USD.

The following table summarizes the effects on revenues, cost of revenues, operating expenses, and loss from operations of a 10% strengthening(1) of the CAD versus the USD without considering the impact of the Company's hedging activities and without factoring in any potential changes in demand for the Company's solutions as a result of changes in the CAD to USD exchange rates.

	Years ended
	December 31, 2017			December 31, 2016
	GAAP Amounts As Reported	Exchange Rate Effect (2)	At 10% Stronger CAD Rate (3)	GAAP Amounts As Reported	Exchange Rate Effect (2)	At 10% Stronger CAD Rate (3)
	(in thousands)
Revenues	$673,304	$1,104	$674,408	$389,330	$659	$389,989
Cost of revenues	(293,051)	(2,131)	(295,182)	(179,835)	(1,281)	(181,116)
Operating expenses	(429,410)	(19,068)	(448,478)	(246,660)	(11,469)	(258,129)
Loss from operations	$(49,157)	$(20,095)	$(69,252)	$(37,165)	$(12,091)	$(49,256)

(1) A 10% weakening of the CAD versus the USD would have an equal and opposite impact on our revenues, cost of revenues, operating expenses and loss from operations as presented in the table.
(2) Represents the increase or decrease in GAAP amounts reported resulting from a 10% strengthening in the CAD-USD foreign exchange rates.
(3) Represents the outcome that would have resulted had the CAD-USD rates in those periods been 10% stronger than they actually were.

Accounting Pronouncements Adopted in the Year

In March 2016, the Financial Accounting Standards Board issued ASU No. 2016-09 "Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting", which simplifies the accounting for stock based compensation, including forfeitures and the classification of employee taxes paid on the statement of cash flows. The standard was effective for annual periods beginning after December 15, 2016. This standard did not have a material impact on the Company's consolidated financial statements because under this standard the Company continued to account for forfeitures based on the estimated forfeiture rate and the tax implications are currently not applicable to the Company.

Recent Accounting Pronouncements Not Yet Adopted

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-9 “Revenue from Contracts with Customers.” The new accounting standards update requires an entity to apply a five step model to recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, as well as a cohesive set of disclosure requirements that would result in an entity providing comprehensive information about the nature, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. In March 2016, the Financial Accounting Standards Board issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, updating the implementation guidance on principal versus agent considerations in the new revenue recognition standard. This update clarifies that an entity is a principal if it controls the specified good or service before that good or service is transferred to a customer. The update also includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customer. In May 2016, the FASB issued ASU 2016-12, “Narrow-Scope Improvements and Practical Expedients”, which provides clarification on how to assess collectibility, present sales taxes, treat non-cash consideration, and account for completed and modified contracts at the time of transition. ASU 2016-12 also clarifies that an entity retrospectively applying the guidance in Topic 606 is not required to disclose the effect of the accounting change in the period of adoption. All of these accounting standard updates become effective for reporting periods beginning after December 15, 2017.

The Company is finalizing its assessment of the impact of the adoption of this new revenue standard on the consolidated financial statements and related disclosures. The Company has determined that it will be required to capitalize certain sales commissions and expense these contract costs on a straight-line basis over the expected life of the related customer relationship. The Company will also need to provide expanded disclosures relating to the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The Company is implementing financial reporting system changes and related controls that are necessary to implement the new revenue standard. The Company has transitioned to the standard effective January 1, 2018 using the full retrospective approach.

In February 2016, the Financial Accounting Standards Board issued ASU No. 2016-02, "Leases", which requires a lessee to record a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all leases with terms longer than 12 months, as well as the disclosure of key information about leasing arrangements. The standard requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. This standard also requires classification of all cash payments within operating activities in the statement of cash flows. A modified retrospective transition approach is required for operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The standard is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The Company believes that this standard will have a material impact on its consolidated balance sheets and continues to assess the impact that adoption of this standard will have on the statement of operations and comprehensive loss.

In January 2017, the Financial Accounting Standards Board issued ASU No. 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment", which simplifies the subsequent measurement of goodwill and eliminates Step 2 from the goodwill impairment test. The standard is effective for annual periods beginning after December 15, 2019 including interim periods within those periods and should be applied prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates on or after January 1, 2017.

In August 2017, the Financial Accounting Standards Board issued ASU No. 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities", which will make more financial and non-financial hedging strategies eligible for hedge accounting while also amending the presentation and disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on the consolidated financial statements.